Other administrative expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other administrative expenses
Data processing and information technology	R$ (571,459)	R$ (409,723)	R$ (189,351)
Bank expenses	(144,134)	(94,743)	(123,492)
Tax expenses	(248,588)	(146,757)	(69,676)
Rent, condominium fee and property maintenance	(60,513)	(33,236)	(18,628)
Third party services	(156,373)	(87,040)	(49,517)
Advertisement and marketing	(137,942)	(145,279)	(55,354)
Communication	(124,633)	(103,723)	(81,892)
Resources from reimbursement to customers	(88,203)	(65,564)	(6,220)
Travel and transportation expenses	(16,497)	(4,579)	(2,675)
Insurance expenses	(15,870)	(3,801)	(2,029)
Notary public and legal expenses	(12,678)	(12,822)	(5,066)
Portability expenses	(15,768)	(25,498)	(4,928)
Other expenses	(124,483)	(159,192)	(18,272)
Provision for Contingencies	(25,931)	(19,004)	(14,227)
Other administrative expenses	R$ (1,743,072)	R$ (1,310,961)	R$ (641,327)